Schedule of movements in ordinary shares (Details) (Parenthetical) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Jul. 29, 2022	Oct. 19, 2020	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Class of warrants exercisable for shares	$ 1,930,770
Class of warrants, offering price per warrant	$ 1.2999
Proceeds from issuing shares and warrants	$ 5.5
Class of warrant, exercise price of warrants	$ 0.0001
Increase (decrease) in number of shares outstanding, share-based payment transactions				102,252	682,220	792,126
Increase (decrease) in number of shares outstanding, capital raises		3,382,350	708,669		82,644	4,091,019
Corporate Profile Llc [Member]
IfrsStatementLineItems [Line Items]
Total number of shares issued					21,000
Fon Consulting Ltd [Member]
IfrsStatementLineItems [Line Items]
Total number of shares issued					21,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares	2,300,000
Nominal value	$ 0.012		$ 0.012	$ 0.012	$ 0.012	$ 0.012	$ 0.12
Offering price, per share	$ 1.30
Percentage of shares outstanding	4.99%
Total number of shares issued			18,506,064	25,651,140	21,318,118	18,506,064
Restricted Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Offering price, per share			$ 10.20			$ 10.20
Total number of shares issued			2,005,190			2,005,190
Restricted Ordinary Shares [Member] | Awn holdings limited [member]
IfrsStatementLineItems [Line Items]
Total number of shares issued			1,959,339			1,959,339
Series A Warrants [Member] | Investors [Member]
IfrsStatementLineItems [Line Items]
Class of warrants exercisable for shares	$ 4,230,770
Class of warrant, exercise price of warrants	$ 1.30